Loans and borrowings (Details Narrative) - BRL (R$) R$ in Thousands			12 Months Ended
	Oct. 26, 2022	Dec. 27, 2019	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revolving credit facility, maximum borrowing capacity		R$ 1,500,000
Revolving credit facility, term	2 years	3 years
Repurchase of liabilities			R$ 2,515,194
Discount on repurchase			46,768
Repurchase of generated financial expenses			2,175
Write off of issuance costs			9,034
Guarantees [member]
IfrsStatementLineItems [Line Items]
Bank acceptance assets			R$ 207,006	R$ 447,736
Average cost percentage			1.64%	1.92%